Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31, 2013	December 31, 2012
Lab equipment	$321,172	$299,876
Computers and software	67,739	65,234
Leasehold improvements	38,934	38,934
Office equipment and furniture	3,647	3,647

	431,492	407,691
Less accumulated depreciation and amortization	(403,493)	(391,647)

Property and equipment, net	$27,999	$16,044